Cover	Oct. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2021
Entity File Number	333-213698
Entity Registrant Name	CLANCY CORP.
Entity Central Index Key	0001681769
Entity Tax Identification Number	30-0944559
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2nd Floor, BYD No. 56,
Entity Address, Address Line Two	Dongsihuan South Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Country Region	+1
City Area Code	189
Local Phone Number	1098-4577
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false